Intangible Assets and Cloud Computing Arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets and Cloud Computing Arrangements [Abstract]
Schedule of Components of Intangible Assets	The components of intangible assets and cloud computing arrangements as of June 30, 2023 and December 31, 2022 were as follows:
	June 30, 2023	December 31, 2022
Methylation pipeline	$592	$592
Underwriting API	840	840
Longevity API	717	717
Less: accumulated amortization and impairment	(1,672)	(106)
Intangible assets	$477	$2,043
The components of intangible assets as of December 31, 2022 and December 31, 2021 were as follows:
	December 31, 2022	December 31, 2021
Insurance license	$-	$63
Longevity pipeline	576	75
Underwriting API	770	53
Longevity API	697	-
Intangible assets	$2,043	$191

Schedule of Components of Cloud Computing Arrangements
	June 30, 2023	December 31, 2022
Digital insurance platform	$2,966	$2,966
Less: accumulated amortization and impairment	(2,966)	(741)
Cloud computing arrangements	$-	$2,225
The components of cloud computing arrangements as of December 31, 2022 and December 31, 2021 were as follows:
	December 31, 2022	December 31, 2021
Digital insurance platform	$2,225	$1,980
Health study tool	-	765
Cloud computing arrangements	$2,225	$2,745